Related Party Transactions - Schedule of Compensation for Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term benefits	R$ 30,080	R$ 29,792	R$ 29,442
Share-based payment plan(a)	13,042	36,986	29,129
Total compensation	R$ 43,122	R$ 66,778	R$ 58,571